Schedule of Investments(a)
Invesco S&P 500® Pure Growth ETF (RPG)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-6.74%
Alphabet, Inc., Class A	55,788	$18,856,344
Alphabet, Inc., Class C	44,486	15,059,846
Meta Platforms, Inc., Class A	36,790	26,360,035
Netflix, Inc.(b)	184,507	15,404,489
TKO Group Holdings, Inc.	168,052	34,043,974
		109,724,688
Consumer Discretionary-19.94%
Booking Holdings, Inc.	3,327	16,641,122
Carnival Corp.(b)	1,069,546	32,107,771
DoorDash, Inc., Class A(b)	107,372	21,970,458
Expedia Group, Inc.	99,558	26,366,941
Hilton Worldwide Holdings, Inc.	77,417	23,109,749
Las Vegas Sands Corp.	481,188	25,373,043
Marriott International, Inc., Class A	65,477	20,644,898
O’Reilly Automotive, Inc.(b)	177,409	17,458,820
Ralph Lauren Corp.	78,208	27,639,489
Royal Caribbean Cruises Ltd.	97,094	31,521,567
Tapestry, Inc.	215,258	27,318,393
Ulta Beauty, Inc.(b)	36,319	23,511,468
Wynn Resorts Ltd.	286,780	30,814,511
		324,478,230
Consumer Staples-1.35%
Monster Beverage Corp.(b)	272,838	22,034,397
Financials-6.81%
Berkshire Hathaway, Inc., Class B(b)	91,510	43,973,300
Interactive Brokers Group, Inc., Class A	485,460	36,351,245
Robinhood Markets, Inc., Class A(b)	306,025	30,443,367
		110,767,912
Health Care-9.91%
Eli Lilly and Co.	32,561	33,770,641
HCA Healthcare, Inc.	68,211	33,305,385
IDEXX Laboratories, Inc.(b)	36,833	24,695,053
Incyte Corp.(b)	315,449	31,566,981
Insulet Corp.(b)	92,655	23,702,076
Intuitive Surgical, Inc.(b)	28,350	14,294,637
		161,334,773
Industrials-16.93%
Caterpillar, Inc.	30,875	20,295,990
Comfort Systems USA, Inc.	40,326	46,056,325
EMCOR Group, Inc.	41,381	29,824,528
GE Vernova, Inc.	35,185	25,557,329
Howmet Aerospace, Inc.	174,054	36,217,156
Quanta Services, Inc.	57,010	27,058,656
	Shares	Value
Industrials-(continued)
Rollins, Inc.	263,466	$16,687,936
RTX Corp.	144,417	29,017,708
TransDigm Group, Inc.	14,302	20,416,677
Uber Technologies, Inc.(b)	303,932	24,329,757
		275,462,062
Information Technology-33.84%
Advanced Micro Devices, Inc.(b)	108,526	25,691,360
Amphenol Corp., Class A	275,535	39,699,083
Applied Materials, Inc.	63,332	20,413,170
AppLovin Corp., Class A(b)	58,441	27,649,022
Arista Networks, Inc.(b)	226,826	32,150,317
Broadcom, Inc.	84,501	27,995,181
CrowdStrike Holdings, Inc., Class A(b)	68,430	30,205,344
Datadog, Inc., Class A(b)	139,370	18,023,328
First Solar, Inc.(b)	133,560	30,120,451
KLA Corp.	24,247	34,623,261
Lam Research Corp.	130,948	30,571,120
Micron Technology, Inc.	86,495	35,885,046
Microsoft Corp.	32,323	13,908,264
Monolithic Power Systems, Inc.	35,560	39,974,774
NVIDIA Corp.	166,433	31,810,339
Palantir Technologies, Inc., Class A(b)	217,374	31,864,855
Sandisk Corp.(b)	108,897	62,751,896
VeriSign, Inc.	70,726	17,273,411
		550,610,222
Materials-1.90%
Newmont Corp.	275,678	30,972,423
Real Estate-1.17%
Welltower, Inc.	100,774	18,981,791
Utilities-1.40%
Vistra Corp.	144,116	22,820,769
Total Common Stocks & Other Equity Interests (Cost $1,326,906,929)		1,627,187,267
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(c)(d) (Cost $583,008)	583,008	583,008
TOTAL INVESTMENTS IN SECURITIES-100.03% (Cost $1,327,489,937)		1,627,770,275
OTHER ASSETS LESS LIABILITIES-(0.03)%		(417,684)
NET ASSETS-100.00%		$1,627,352,591

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Pure Growth ETF (RPG)—(continued)
January 31, 2026
(Unaudited)

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$493,940	$9,106,124	$(9,017,056)	$-	$-	$583,008	$21,310
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	47,213,890	261,917,310	(309,131,200)	-	-	-	803,081 *
Invesco Private Prime Fund	122,543,494	469,371,132	(591,928,631)	2,353	11,652	-	2,206,727 *
Total	$170,251,324	$740,394,566	$(910,076,887)	$2,353	$11,652	$583,008	$3,031,118

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Pure Value ETF (RPV)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-6.27%
AT&T, Inc.	348,195	$9,126,191
Charter Communications, Inc., Class A(b)(c)	92,958	19,160,503
Comcast Corp., Class A	741,495	22,059,476
News Corp., Class A	181,405	4,903,377
News Corp., Class B(c)	60,642	1,885,966
Omnicom Group, Inc.	103,418	7,967,323
Paramount Skydance Corp.(c)	1,546,732	17,338,866
Verizon Communications, Inc.	243,702	10,849,613
Walt Disney Co. (The)	58,113	6,555,146
Warner Bros. Discovery, Inc.(b)	221,196	6,091,738
		105,938,199
Consumer Discretionary-7.85%
Aptiv PLC(b)	130,735	9,903,176
Best Buy Co., Inc.(c)	207,530	13,510,203
D.R. Horton, Inc.	44,806	6,668,925
Ford Motor Co.	2,503,930	34,754,548
General Motors Co.	385,467	32,379,228
Genuine Parts Co.	55,647	7,734,377
Lennar Corp., Class A	104,757	11,455,178
MGM Resorts International(b)	274,313	9,200,458
PulteGroup, Inc.	56,866	7,113,368
		132,719,461
Consumer Staples-15.52%
Archer-Daniels-Midland Co.	503,139	33,866,286
Bunge Global S.A.	357,986	40,767,446
Campbell’s Co. (The)	319,399	8,936,784
Conagra Brands, Inc.	1,275,844	23,615,872
Dollar General Corp.	96,206	13,798,827
Hormel Foods Corp.(c)	456,659	11,238,378
Keurig Dr Pepper, Inc.	222,147	6,095,714
Kraft Heinz Co. (The)	748,775	17,775,918
Kroger Co. (The)	338,317	21,263,223
Molson Coors Beverage Co., Class B	324,466	15,587,347
Sysco Corp.	156,209	13,098,125
Target Corp.	221,771	23,390,187
Tyson Foods, Inc., Class A(c)	503,316	32,881,634
		262,315,741
Energy-9.00%
APA Corp.	494,015	13,046,936
Chevron Corp.	54,454	9,632,913
ConocoPhillips	74,430	7,757,839
Coterra Energy, Inc.	277,210	7,997,508
Devon Energy Corp.	256,381	10,309,080
Diamondback Energy, Inc.	67,349	11,041,869
Exxon Mobil Corp.	54,280	7,675,192
Halliburton Co.	278,535	9,336,493
Marathon Petroleum Corp.	81,972	14,442,647
Occidental Petroleum Corp.	205,264	9,316,933
ONEOK, Inc.(c)	87,339	6,916,375
Phillips 66	137,876	19,793,479
SLB Ltd.	153,740	7,437,941
Valero Energy Corp.	95,636	17,351,239
		152,056,444
Financials-19.84%
Allstate Corp. (The)	52,318	10,410,759
American International Group, Inc.	179,937	13,473,683
Arch Capital Group Ltd.(b)	95,647	9,185,938
Assurant, Inc.	44,745	10,655,127
Bank of America Corp.	117,087	6,229,028
	Shares	Value
Financials-(continued)
Block, Inc., Class A(b)	105,539	$6,377,722
Capital One Financial Corp.	27,294	5,975,475
Chubb Ltd.	24,099	7,460,086
Citigroup, Inc.	122,248	14,145,316
Citizens Financial Group, Inc.	210,621	13,264,911
Everest Group Ltd.	73,767	24,437,532
Fifth Third Bancorp	130,012	6,529,203
Fiserv, Inc.(b)	164,987	10,514,622
Franklin Resources, Inc.	672,740	17,908,339
Global Payments, Inc.	238,661	17,121,540
Hartford Insurance Group, Inc. (The)	51,384	6,939,923
Huntington Bancshares, Inc.	533,786	9,330,579
Invesco Ltd.(d)	528,974	14,435,700
KeyCorp	438,582	9,438,285
Loews Corp.	126,464	13,350,804
M&T Bank Corp.	51,140	11,331,090
MetLife, Inc.	173,494	13,685,207
PNC Financial Services Group, Inc. (The)	33,935	7,577,686
Principal Financial Group, Inc.	112,993	10,702,697
Prudential Financial, Inc.	171,583	19,064,587
Regions Financial Corp.	316,228	9,012,498
State Street Corp.	62,568	8,187,648
Travelers Cos., Inc. (The)	25,169	7,160,832
Truist Financial Corp.	248,879	12,797,358
U.S. Bancorp	152,640	8,564,630
		335,268,805
Health Care-17.38%
Baxter International, Inc.(c)	683,516	13,718,166
Biogen, Inc.(b)	38,305	6,890,687
Cardinal Health, Inc.	83,447	17,931,091
Cencora, Inc.	48,575	17,449,112
Centene Corp.(b)	739,854	32,050,475
Cigna Group (The)	105,028	28,789,225
CVS Health Corp.	360,029	26,829,361
Elevance Health, Inc.	70,960	24,533,711
Henry Schein, Inc.(b)	132,721	10,017,781
Humana, Inc.	108,187	21,118,102
McKesson Corp.	20,490	17,031,493
Molina Healthcare, Inc.(b)	171,627	30,822,493
Pfizer, Inc.	254,499	6,728,954
UnitedHealth Group, Inc.	29,514	8,468,452
Universal Health Services, Inc., Class B	44,038	8,863,088
Viatris, Inc.	1,274,946	16,689,043
Zimmer Biomet Holdings, Inc.	67,646	5,889,937
		293,821,171
Industrials-5.67%
Builders FirstSource, Inc.(b)	73,725	8,434,140
Delta Air Lines, Inc.	190,412	12,546,247
FedEx Corp.	37,759	12,167,838
Huntington Ingalls Industries, Inc.	20,971	8,818,515
Southwest Airlines Co.	261,743	12,438,027
Stanley Black & Decker, Inc.(c)	231,154	18,182,573
Textron, Inc.	101,114	8,904,099
United Airlines Holdings, Inc.(b)	139,699	14,294,002
		95,785,441
Information Technology-1.39%
Hewlett Packard Enterprise Co.	629,612	13,549,250
HP, Inc.	512,356	9,960,201
		23,509,451
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Pure Value ETF (RPV)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Materials-11.45%
Amcor PLC(c)	275,896	$12,208,398
Ball Corp.	133,353	7,583,785
Dow, Inc.	1,132,779	31,208,062
DuPont de Nemours, Inc.	539,146	23,679,292
International Flavors & Fragrances, Inc.	137,650	9,609,347
International Paper Co.	401,136	16,173,804
LyondellBasell Industries N.V., Class A	460,285	22,553,965
Mosaic Co. (The)	1,284,882	35,334,255
Nucor Corp.	52,652	9,357,313
Smurfit WestRock PLC(c)	621,697	25,881,246
		193,589,467
Real Estate-1.73%
Alexandria Real Estate Equities, Inc.	365,864	19,990,809
VICI Properties, Inc.	329,705	9,258,116
		29,248,925
Utilities-3.87%
AES Corp. (The)	685,037	10,035,792
Consolidated Edison, Inc.	75,974	8,101,108
Edison International	194,187	12,093,966
Eversource Energy	106,222	7,343,127
Exelon Corp.	146,147	6,544,463
PG&E Corp.	865,055	13,339,148
Pinnacle West Capital Corp.	84,270	7,884,301
		65,341,905
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $1,640,718,782)		1,689,595,010
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.05%
Invesco Private Government Fund, 3.65%(d)(e)(f)	14,325,074	$14,325,074
Invesco Private Prime Fund, 3.80%(d)(e)(f)	37,215,625	37,226,790
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $51,551,864)		51,551,864
TOTAL INVESTMENTS IN SECURITIES-103.02% (Cost $1,692,270,646)		1,741,146,874
OTHER ASSETS LESS LIABILITIES-(3.02)%		(51,044,709)
NET ASSETS-100.00%		$1,690,102,165

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Invesco Ltd.	$14,111,243	$7,146,013	$(19,859,446)	$8,638,250	$4,399,640	$14,435,700	$631,693
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	417,307	33,494,838	(33,912,145)	-	-	-	27,164
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Pure Value ETF (RPV)—(continued)
January 31, 2026
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$16,575,638	$202,526,968	$(204,777,532)	$-	$-	$14,325,074	$394,547 *
Invesco Private Prime Fund	43,094,869	387,293,080	(393,160,414)	3,053	(3,798)	37,226,790	1,041,478 *
Total	$74,199,057	$630,460,899	$(651,709,537)	$8,641,303	$4,395,842	$65,987,564	$2,094,882

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Top 50 ETF (XLG)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-16.70%
Alphabet, Inc., Class A	1,849,468	$625,120,184
Alphabet, Inc., Class C	1,478,172	500,405,567
AT&T, Inc.	2,253,613	59,067,197
Meta Platforms, Inc., Class A	692,264	496,007,156
Netflix, Inc.(b)	1,347,017	112,462,449
Verizon Communications, Inc.	1,340,327	59,671,358
Walt Disney Co. (The)	567,541	64,018,625
		1,916,752,536
Consumer Discretionary-11.45%
Amazon.com, Inc.(b)	3,092,417	740,015,388
Home Depot, Inc. (The)	316,455	118,540,879
McDonald’s Corp.	226,334	71,295,210
Tesla, Inc.(b)	893,229	384,454,694
		1,314,306,171
Consumer Staples-5.74%
Coca-Cola Co. (The)	1,230,713	92,069,640
Costco Wholesale Corp.	140,913	132,493,448
PepsiCo, Inc.	434,704	66,783,576
Philip Morris International, Inc.	494,893	88,803,600
Procter & Gamble Co. (The)	742,839	112,740,675
Walmart, Inc.	1,393,903	166,069,603
		658,960,542
Energy-2.58%
Chevron Corp.	601,656	106,432,946
Exxon Mobil Corp.	1,340,564	189,555,750
		295,988,696
Financials-10.03%
Bank of America Corp.	2,135,620	113,614,984
Berkshire Hathaway, Inc., Class B(b)	582,913	280,107,184
Goldman Sachs Group, Inc. (The)	95,329	89,171,700
JPMorgan Chase & Co.	865,374	264,709,253
Mastercard, Inc., Class A	260,707	140,466,324
Visa, Inc., Class A	536,416	172,634,761
Wells Fargo & Co.	997,910	90,300,876
		1,151,005,082
Health Care-7.39%
Abbott Laboratories	552,819	60,423,117
AbbVie, Inc.	561,810	125,289,248
Eli Lilly and Co.	252,437	261,815,035
	Shares	Value
Health Care-(continued)
Intuitive Surgical, Inc.(b)	112,661	$56,805,929
Johnson & Johnson	765,931	174,057,820
Merck & Co., Inc.	788,939	86,996,303
UnitedHealth Group, Inc.	287,926	82,614,607
		848,002,059
Industrials-1.75%
Caterpillar, Inc.	148,716	97,759,950
General Electric Co.	335,342	102,879,572
		200,639,522
Information Technology-43.71%
Accenture PLC, Class A	197,151	51,976,890
Adobe, Inc.(b)	133,045	39,015,446
Advanced Micro Devices, Inc.(b)	517,477	122,502,330
Apple, Inc.	4,697,192	1,218,827,380
Broadcom, Inc.	1,501,195	497,345,904
Cisco Systems, Inc.	1,252,753	98,115,615
International Business Machines Corp.	297,176	91,143,879
Intuit, Inc.	88,568	44,188,347
Microsoft Corp.	2,362,647	1,016,623,378
NVIDIA Corp.	7,724,572	1,476,397,446
Oracle Corp.	534,679	87,997,470
Palantir Technologies, Inc., Class A(b)	726,202	106,453,951
Salesforce, Inc.	302,567	64,231,948
ServiceNow, Inc.(b)	329,771	38,586,505
Texas Instruments, Inc.	288,817	62,254,504
		5,015,660,993
Materials-0.59%
Linde PLC	148,386	67,807,950
Total Common Stocks & Other Equity Interests (Cost $9,083,723,442)		11,469,123,551
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(c)(d) (Cost $2,078,575)	2,078,575	2,078,575
TOTAL INVESTMENTS IN SECURITIES-99.96% (Cost $9,085,802,017)		11,471,202,126
OTHER ASSETS LESS LIABILITIES-0.04%		4,400,347
NET ASSETS-100.00%		$11,475,602,473

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,450,520	$100,920,126	$(102,292,071)	$-	$-	$2,078,575	$188,675
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Top 50 ETF (XLG)—(continued)
January 31, 2026
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,987,552	$6,447,095	$(8,434,647)	$-	$-	$-	$4,838 *
Invesco Private Prime Fund	4,447,929	16,956,541	(21,404,470)	370	(370)	-	12,884 *
Total	$9,886,001	$124,323,762	$(132,131,188)	$370	$(370)	$2,078,575	$206,397

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400® Pure Growth ETF (RFG)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-2.42%
EchoStar Corp., Class A(b)(c)	48,584	$5,500,680
New York Times Co. (The), Class A	25,273	1,852,764
		7,353,444
Consumer Discretionary-10.48%
Boyd Gaming Corp.	41,900	3,542,226
Churchill Downs, Inc.	16,324	1,605,629
Five Below, Inc.(b)	26,840	5,143,618
Grand Canyon Education, Inc.(b)	9,806	1,704,675
Hilton Grand Vacations, Inc.(b)(c)	65,465	2,953,126
Ollie’s Bargain Outlet Holdings, Inc.(b)	22,697	2,503,706
Planet Fitness, Inc., Class A(b)	24,715	2,250,054
Somnigroup International, Inc.	38,780	3,406,823
TopBuild Corp.(b)	3,215	1,504,781
Travel + Leisure Co.	40,565	2,820,890
Valvoline, Inc.(b)(c)	65,984	2,158,996
Wingstop, Inc.(c)	8,406	2,231,204
		31,825,728
Consumer Staples-3.38%
Casey’s General Stores, Inc.	3,301	2,002,056
Celsius Holdings, Inc.(b)(c)	121,540	6,378,419
Coca-Cola Consolidated, Inc.	12,415	1,887,825
		10,268,300
Energy-3.99%
Antero Midstream Corp.	89,650	1,687,213
TechnipFMC PLC (United Kingdom)	108,178	6,027,678
Valaris Ltd.(b)(c)	76,212	4,399,719
		12,114,610
Financials-3.77%
Affiliated Managers Group, Inc.	7,884	2,468,402
Federated Hermes, Inc., Class B(c)	49,957	2,661,709
FirstCash Holdings, Inc.	25,373	4,326,096
Kinsale Capital Group, Inc.	4,978	1,970,691
		11,426,898
Health Care-20.10%
Doximity, Inc., Class A(b)	53,659	2,010,603
Elanco Animal Health, Inc.(b)	121,565	2,927,285
Encompass Health Corp.	17,517	1,655,882
Ensign Group, Inc. (The)	21,381	3,670,263
Exelixis, Inc.(b)	90,621	3,748,085
Globus Medical, Inc., Class A(b)	39,277	3,561,638
Halozyme Therapeutics, Inc.(b)	89,907	6,447,231
HealthEquity, Inc.(b)	20,623	1,766,772
Hims & Hers Health, Inc.(b)(c)	124,692	3,377,906
Jazz Pharmaceuticals PLC(b)	14,860	2,444,321
LivaNova PLC(b)	28,991	1,904,999
Medpace Holdings, Inc.(b)	11,087	6,457,956
Neurocrine Biosciences, Inc.(b)	26,750	3,639,605
Option Care Health, Inc.(b)	115,822	3,937,948
Penumbra, Inc.(b)	10,722	3,840,299
Sotera Health Co.(b)	105,267	1,907,438
Tenet Healthcare Corp.(b)	18,405	3,483,698
United Therapeutics Corp.(b)	9,060	4,253,579
		61,035,508
Industrials-30.25%
AeroVironment, Inc.(b)(c)	22,025	6,131,540
API Group Corp.(b)	70,511	2,931,142
ATI, Inc.(b)	32,664	3,929,479
BWX Technologies, Inc.	17,909	3,679,046
	Shares	Value
Industrials-(continued)
CACI International, Inc., Class A(b)	5,932	$3,681,281
Carpenter Technology Corp.	15,389	4,891,086
Chart Industries, Inc.(b)	15,757	3,267,056
Curtiss-Wright Corp.	7,330	4,813,538
Dycom Industries, Inc.(b)	13,491	4,915,985
EnerSys	17,360	3,128,098
ExlService Holdings, Inc.(b)	36,441	1,426,665
Flowserve Corp.	28,462	2,224,305
Hexcel Corp.	25,761	2,133,268
ITT, Inc.	13,173	2,401,438
Kratos Defense & Security Solutions, Inc.(b)	45,342	4,670,679
MasTec, Inc.(b)	19,464	4,680,703
nVent Electric PLC	26,411	2,964,899
Paylocity Holding Corp.(b)	10,856	1,465,343
RB Global, Inc. (Canada)	24,763	2,812,334
RBC Bearings, Inc.(b)	4,195	2,096,116
SPX Technologies, Inc.(b)	14,442	3,009,857
Sterling Infrastructure, Inc.(b)	13,816	4,944,885
Tetra Tech, Inc.	51,150	1,926,309
UL Solutions, Inc., Class A(c)	44,437	3,120,811
Watts Water Technologies, Inc., Class A	6,999	2,094,871
Woodward, Inc.	18,105	5,754,493
XPO, Inc.(b)(c)	18,674	2,765,806
		91,861,033
Information Technology-17.24%
Advanced Energy Industries, Inc.	12,885	3,290,313
AppFolio, Inc., Class A(b)	11,325	2,150,391
Ciena Corp.(b)	18,559	4,673,342
Coherent Corp.(b)	16,356	3,470,416
Dropbox, Inc., Class A(b)(c)	74,575	1,900,171
Dynatrace, Inc.(b)	42,372	1,613,949
Fabrinet (Thailand)(b)(c)	10,159	4,972,221
Flex Ltd.(b)	37,713	2,377,427
Guidewire Software, Inc.(b)	9,421	1,326,100
Lumentum Holdings, Inc.(b)	7,615	2,983,862
MACOM Technology Solutions Holdings, Inc.(b)	14,300	3,132,558
Okta, Inc.(b)(c)	23,991	2,026,760
Pegasystems, Inc.	35,156	1,535,966
Pure Storage, Inc., Class A(b)	44,448	3,090,914
Rambus, Inc.(b)	53,590	6,100,150
TTM Technologies, Inc.(b)	43,682	4,289,572
Twilio, Inc., Class A(b)	28,398	3,420,823
		52,354,935
Materials-4.18%
Hecla Mining Co.	281,936	6,349,199
NewMarket Corp.	2,886	1,935,900
Royal Gold, Inc.	16,752	4,410,969
		12,696,068
Real Estate-1.54%
First Industrial Realty Trust, Inc.	24,965	1,448,719
Sabra Health Care REIT, Inc.(c)	172,790	3,236,357
		4,685,076
Utilities-2.59%
Ormat Technologies, Inc.(c)	21,703	2,711,573
Talen Energy Corp.(b)	14,780	5,148,761
		7,860,334
Total Common Stocks & Other Equity Interests (Cost $262,962,048)		303,481,934
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Pure Growth ETF (RFG)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $192,288)	192,288	$192,288
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $263,154,336)		303,674,222
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.39%
Invesco Private Government Fund, 3.65%(d)(e)(f)	8,756,900	8,756,900
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.80%(d)(e)(f)	22,770,782	$22,777,613
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,534,513)		31,534,513
TOTAL INVESTMENTS IN SECURITIES-110.39% (Cost $294,688,849)		335,208,735
OTHER ASSETS LESS LIABILITIES-(10.39)%		(31,557,503)
NET ASSETS-100.00%		$303,651,232

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$44,577	$2,554,952	$(2,407,241)	$-	$-	$192,288	$4,619
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,622,482	115,391,856	(122,257,438)	-	-	8,756,900	418,468 *
Invesco Private Prime Fund	40,361,377	217,895,199	(235,483,050)	2,070	2,017	22,777,613	1,142,724 *
Total	$56,028,436	$335,842,007	$(360,147,729)	$2,070	$2,017	$31,726,801	$1,565,811

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400® Pure Value ETF (RFV)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.05%
Consumer Discretionary-21.43%
Aramark	51,439	$1,979,887
AutoNation, Inc.(b)	18,199	3,730,431
Bath & Body Works, Inc.(c)	63,976	1,394,677
BorgWarner, Inc.	54,571	2,587,211
Columbia Sportswear Co.	29,471	1,629,157
Gap, Inc. (The)	61,180	1,711,816
Goodyear Tire & Rubber Co. (The)(b)(c)	403,726	3,799,061
Harley-Davidson, Inc.(c)	217,710	4,310,658
KB Home	56,294	3,239,157
Lear Corp.(c)	55,070	6,448,146
Lithia Motors, Inc., Class A	17,197	5,562,198
Macy’s, Inc.	238,404	4,772,848
Murphy USA, Inc.	4,657	1,967,629
Penske Automotive Group, Inc.(c)	27,452	4,304,199
Polaris, Inc.	21,738	1,387,754
PVH Corp.(c)	72,742	4,536,191
Taylor Morrison Home Corp., Class A(b)	59,303	3,614,518
Thor Industries, Inc.(c)	30,702	3,434,633
Visteon Corp.	18,680	1,697,265
Whirlpool Corp.(c)	54,730	4,377,853
		66,485,289
Consumer Staples-9.75%
Albertson’s Cos., Inc., Class A(c)	234,914	3,911,318
BJ’s Wholesale Club Holdings, Inc.(b)	15,061	1,392,239
Coty, Inc., Class A(b)(c)	1,396,170	4,425,859
Darling Ingredients, Inc.(b)	58,563	2,673,987
Flowers Foods, Inc.	364,735	4,168,921
Ingredion, Inc.	16,192	1,912,275
Performance Food Group Co.(b)	39,171	3,738,872
Pilgrim’s Pride Corp.	70,186	3,043,967
Post Holdings, Inc.(b)(c)	25,566	2,615,657
US Foods Holding Corp.(b)	28,461	2,379,909
		30,263,004
Energy-10.08%
Chord Energy Corp.	41,009	4,110,742
HF Sinclair Corp.	114,379	5,946,564
Matador Resources Co.	57,666	2,608,810
Murphy Oil Corp.(c)	74,841	2,251,966
NOV, Inc.	265,581	4,873,411
Ovintiv, Inc.	57,381	2,494,352
PBF Energy, Inc., Class A	207,825	6,953,825
Permian Resources Corp.	125,584	2,025,670
		31,265,340
Financials-20.16%
Ally Financial, Inc.	46,654	1,972,531
Associated Banc-Corp	66,964	1,825,439
Bank OZK(c)	45,512	2,164,551
Brighthouse Financial, Inc.(b)	98,616	6,317,341
CNO Financial Group, Inc.	47,399	1,993,128
Columbia Banking System, Inc.	54,633	1,608,395
Corebridge Financial, Inc.	82,700	2,549,641
Euronet Worldwide, Inc.(b)(c)	20,336	1,473,547
F.N.B. Corp.	121,575	2,133,641
First American Financial Corp.(c)	36,055	2,277,955
Flagstar Bank N.A(c)	200,442	2,649,843
Hancock Whitney Corp.(c)	19,940	1,371,872
Jefferies Financial Group, Inc.	27,627	1,690,220
Kemper Corp.	125,013	4,926,762
Old National Bancorp	66,875	1,633,756
	Shares	Value
Financials-(continued)
Pinnacle Financial Partners, Inc.	15,339	$1,458,585
Prosperity Bancshares, Inc.(c)	30,331	2,093,142
Reinsurance Group of America, Inc.	22,809	4,624,525
Selective Insurance Group, Inc.	26,516	2,229,465
SouthState Bank Corp.	18,026	1,844,601
Starwood Property Trust, Inc.	70,498	1,264,029
United Bankshares, Inc.	45,079	1,908,194
Unum Group	32,031	2,433,395
Valley National Bancorp(c)	192,576	2,399,497
Voya Financial, Inc.	33,771	2,588,885
Webster Financial Corp.	23,531	1,547,634
Zions Bancorporation N.A.	25,871	1,549,932
		62,530,506
Health Care-0.62%
Envista Holdings Corp.(b)	82,130	1,927,591
Industrials-14.06%
AGCO Corp.	16,477	1,868,657
Alaska Air Group, Inc.(b)(c)	100,244	5,095,402
American Airlines Group, Inc.(b)(c)	186,141	2,475,675
CNH Industrial N.V.	259,605	2,793,350
Concentrix Corp.	207,767	7,760,097
Fluor Corp.(b)	97,507	4,503,848
GXO Logistics, Inc.(b)(c)	56,725	3,210,068
KBR, Inc.	28,978	1,240,548
Knight-Swift Transportation Holdings, Inc.	50,202	2,766,130
Ryder System, Inc.	11,934	2,282,736
Science Applications International Corp.	22,379	2,277,287
Terex Corp.(c)	58,077	3,310,389
UFP Industries, Inc.	19,581	2,022,326
WESCO International, Inc.	6,993	2,023,984
		43,630,497
Information Technology-9.61%
Arrow Electronics, Inc.(b)(c)	60,593	8,027,967
ASGN, Inc.(b)	98,065	5,108,206
Avnet, Inc.	144,737	9,030,141
Kyndryl Holdings, Inc.(b)	101,264	2,329,072
TD SYNNEX Corp.	33,622	5,334,803
		29,830,189
Materials-11.15%
Alcoa Corp.	42,741	2,428,116
Avient Corp.	82,311	2,975,543
Cabot Corp.	19,322	1,394,855
Cleveland-Cliffs, Inc.(b)(c)	333,603	4,590,377
Commercial Metals Co.	19,557	1,503,347
Graphic Packaging Holding Co.(c)	221,909	3,250,967
Greif, Inc., Class A(c)	52,106	3,679,726
Olin Corp.(c)	243,932	5,076,225
Silgan Holdings, Inc.	57,657	2,487,899
Sonoco Products Co.	80,047	3,842,256
Westlake Corp.(c)	42,374	3,361,106
		34,590,417
Real Estate-3.19%
Cousins Properties, Inc.	66,375	1,675,305
Jones Lang LaSalle, Inc.(b)	6,148	2,200,431
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Pure Value ETF (RFV)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Real Estate-(continued)
Kilroy Realty Corp.	45,245	$1,560,047
Park Hotels & Resorts, Inc.(c)	406,959	4,448,062
		9,883,845
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $288,777,998)		310,406,678
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.62%
Invesco Private Government Fund, 3.65%(d)(e)(f)	11,726,461	11,726,461
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.80%(d)(e)(f)	30,518,518	$30,527,674
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $42,254,135)		42,254,135
TOTAL INVESTMENTS IN SECURITIES-113.67% (Cost $331,032,133)		352,660,813
OTHER ASSETS LESS LIABILITIES-(13.67)%		(42,420,365)
NET ASSETS-100.00%		$310,240,448

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$129,494	$14,299,509	$(14,429,003)	$-	$-	$-	$7,801
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,672,156	127,245,754	(136,191,449)	-	-	11,726,461	491,686 *
Invesco Private Prime Fund	50,964,273	264,393,765	(284,835,429)	2,629	2,436	30,527,674	1,336,728 *
Total	$71,765,923	$405,939,028	$(435,455,881)	$2,629	$2,436	$42,254,135	$1,836,215

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-2.10%
Gogo, Inc.(b)(c)	80,114	$367,723
TripAdvisor, Inc.(b)(c)	37,468	497,950
Uniti Group, Inc.(b)(c)	172,136	1,432,171
		2,297,844
Consumer Discretionary-7.68%
Acushnet Holdings Corp.	7,115	689,728
Adtalem Global Education, Inc.(b)	8,541	884,420
Boot Barn Holdings, Inc.(b)(c)	4,091	730,162
Brinker International, Inc.(b)	5,495	866,671
Cavco Industries, Inc.(b)	609	299,640
Dorman Products, Inc.(b)(c)	2,879	357,572
Etsy, Inc.(b)	10,185	539,398
Frontdoor, Inc.(b)	7,116	420,627
Installed Building Products, Inc.	1,852	533,635
Monarch Casino & Resort, Inc.	4,120	377,104
National Vision Holdings, Inc.(b)	23,193	611,136
Red Rock Resorts, Inc., Class A	8,351	527,199
Urban Outfitters, Inc.(b)	13,439	952,153
XPEL, Inc.(b)(c)(d)	12,189	627,855
		8,417,300
Consumer Staples-3.72%
Cal-Maine Foods, Inc.	9,625	803,976
Chefs’ Warehouse, Inc. (The)(b)	18,951	1,192,018
PriceSmart, Inc.	6,461	918,819
Tootsie Roll Industries, Inc.(c)	10,787	408,611
Vital Farms, Inc.(b)(c)	26,362	749,999
		4,073,423
Energy-2.45%
Archrock, Inc.	24,410	722,292
International Seaways, Inc.	14,544	867,550
Tidewater, Inc.(b)	17,542	1,096,199
		2,686,041
Financials-20.29%
Acadian Asset Management, Inc.	25,895	1,435,101
Adamas Trust, Inc.	199,654	1,597,232
ARMOUR Residential REIT, Inc.(c)	88,294	1,536,316
Axos Financial, Inc.(b)	9,778	967,924
Bancorp, Inc. (The)(b)	14,154	841,314
Ellington Financial, Inc.	81,530	1,047,660
Enova International, Inc.(b)	8,202	1,354,724
EVERTEC, Inc.	15,783	473,648
EZCORP, Inc., Class A(b)(c)	53,773	1,153,431
HCI Group, Inc.	5,924	939,961
Mercury General Corp.	12,034	1,054,058
NMI Holdings, Inc., Class A(b)	13,191	510,755
Palomar Holdings, Inc.(b)	8,801	1,087,716
Pathward Financial, Inc.	8,677	783,446
PennyMac Mortgage Investment Trust	74,670	883,346
PJT Partners, Inc., Class A	3,587	620,659
Preferred Bank	4,632	397,287
Sezzle, Inc.(b)(c)	11,085	701,015
SiriusPoint Ltd. (Sweden)(b)	65,570	1,338,284
StepStone Group, Inc., Class A	10,260	725,279
StoneX Group, Inc.(b)	12,508	1,404,148
Virtu Financial, Inc., Class A	16,107	668,602
WisdomTree, Inc.(c)	43,631	706,822
		22,228,728
	Shares	Value
Health Care-25.75%
Acadia Pharmaceuticals, Inc.(b)	58,376	$1,466,989
ADMA Biologics, Inc.(b)	37,902	655,705
Alkermes PLC(b)(c)	16,979	575,418
ANI Pharmaceuticals, Inc.(b)(c)	17,101	1,399,717
Apellis Pharmaceuticals, Inc.(b)	23,647	533,949
Arrowhead Pharmaceuticals, Inc.(b)	22,958	1,591,678
Artivion, Inc.(b)	22,276	908,193
BrightSpring Health Services, Inc.(b)	22,028	865,040
Catalyst Pharmaceuticals, Inc.(b)	41,254	1,002,472
Collegium Pharmaceutical, Inc.(b)	30,783	1,413,555
Corcept Therapeutics, Inc.(b)	14,727	587,165
Harmony Biosciences Holdings, Inc.(b)	21,475	784,267
Indivior Pharmaceuticals, Inc.(b)(c)	36,165	1,279,518
Inspire Medical Systems, Inc.(b)(c)	3,201	242,572
Krystal Biotech, Inc.(b)(c)	4,235	1,182,581
Ligand Pharmaceuticals, Inc.(b)	5,212	1,001,225
National HealthCare Corp.	4,353	622,958
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(e)	2,881	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(e)	2,881	0
Pacira BioSciences, Inc.(b)	24,052	494,028
Pediatrix Medical Group, Inc.(b)	34,992	748,129
Phibro Animal Health Corp., Class A	31,277	1,255,772
Privia Health Group, Inc.(b)	27,917	648,233
Progyny, Inc.(b)	62,018	1,480,370
Protagonist Therapeutics, Inc.(b)	17,360	1,420,048
PTC Therapeutics, Inc.(b)	23,209	1,752,976
TG Therapeutics, Inc.(b)(c)	29,659	872,864
TransMedics Group, Inc.(b)(c)	12,033	1,612,121
UFP Technologies, Inc.(b)(c)	2,408	604,745
Veracyte, Inc.(b)(c)	18,791	715,561
Waystar Holding Corp.(b)	18,838	500,337
		28,218,186
Industrials-20.79%
AAR Corp.(b)	10,611	1,123,811
Armstrong World Industries, Inc.	3,886	714,014
AZZ, Inc.	7,498	931,926
Brady Corp., Class A	4,736	409,522
CSG Systems International, Inc.	11,174	891,126
DXP Enterprises, Inc.(b)	11,164	1,451,878
Enviri Corp.(b)(c)	49,461	935,802
ESCO Technologies, Inc.	4,165	950,328
Everus Construction Group, Inc.(b)	8,795	778,270
Federal Signal Corp.	7,308	789,922
Granite Construction, Inc.	4,490	542,123
Healthcare Services Group, Inc.(b)	39,251	738,704
JBT Marel Corp.	3,356	527,932
Liquidity Services, Inc.(b)	32,848	1,051,136
Mercury Systems, Inc.(b)	8,032	754,044
Moog, Inc., Class A	1,655	505,354
MYR Group, Inc.(b)	3,954	988,658
National Presto Industries, Inc.	8,223	1,047,610
OPENLANE, Inc.(b)	26,303	790,142
Powell Industries, Inc.(c)	3,195	1,417,270
Primoris Services Corp.(c)	11,072	1,641,424
Proto Labs, Inc.(b)	9,855	518,866
Standex International Corp.	1,501	360,240
Sunrun, Inc.(b)	25,961	493,259
Upwork, Inc.(b)(c)	30,962	620,169
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
Vicor Corp.(b)(c)	8,734	$1,377,090
Zurn Elkay Water Solutions Corp.	9,370	432,051
		22,782,671
Information Technology-14.18%
ACM Research, Inc., Class A(b)	40,087	2,329,856
Adeia, Inc.	59,594	1,078,055
Agilysys, Inc.(b)	3,499	303,538
Badger Meter, Inc.	2,870	420,685
Calix, Inc.(b)	15,711	701,810
Clear Secure, Inc., Class A	37,111	1,210,561
Digi International, Inc.(b)	8,842	380,825
DigitalOcean Holdings, Inc.(b)(c)	21,821	1,205,610
FormFactor, Inc.(b)	7,571	533,680
InterDigital, Inc.(c)	4,428	1,445,476
LiveRamp Holdings, Inc.(b)	15,959	388,602
Mirion Technologies, Inc.(b)(c)	31,619	785,416
OSI Systems, Inc.(b)(c)	4,833	1,208,927
PDF Solutions, Inc.(b)(c)	11,755	374,397
Sanmina Corp.(b)	5,439	770,597
SiTime Corp.(b)	871	316,269
Sprinklr, Inc., Class A(b)	54,018	344,635
Viasat, Inc.(b)	20,439	923,230
Viavi Solutions, Inc.(b)	33,055	808,525
		15,530,694
Materials-0.41%
Sensient Technologies Corp.	4,751	449,065
Real Estate-2.25%
CareTrust REIT, Inc.(c)	12,550	468,617
Curbline Properties Corp.(c)	36,158	876,832
St. Joe Co. (The)	16,927	1,120,398
		2,465,847
	Shares	Value
Utilities-0.36%
Clearway Energy, Inc., Class A	3,214	$108,537
Clearway Energy, Inc., Class C	7,873	284,609
		393,146
Total Common Stocks & Other Equity Interests (Cost $92,773,607)		109,542,945
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(f)(g) (Cost $88,614)	88,614	88,614
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $92,862,221)		109,631,559
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.60%
Invesco Private Government Fund, 3.65%(f)(g)(h)	6,837,485	6,837,485
Invesco Private Prime Fund, 3.80%(f)(g)(h)	17,926,158	17,931,536
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,769,021)		24,769,021
TOTAL INVESTMENTS IN SECURITIES-122.66% (Cost $117,631,242)		134,400,580
OTHER ASSETS LESS LIABILITIES-(22.66)%		(24,833,386)
NET ASSETS-100.00%		$109,567,194

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2026 represented less than 1% of the Fund’s Net Assets.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$36,638	$844,218	$(792,242)	$-	$-	$88,614	$1,205
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
January 31, 2026
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$9,081,744	$35,843,992	$(38,088,251)	$-	$-	$6,837,485	$214,331 *
Invesco Private Prime Fund	23,635,923	81,802,841	(87,508,997)	1,819	(50)	17,931,536	579,108 *
Total	$32,754,305	$118,491,051	$(126,389,490)	$1,819	$(50)	$24,857,635	$794,644

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Pure Value ETF (RZV)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-5.00%
Angi, Inc.(b)(c)	162,461	$2,108,744
Cable One, Inc.(c)	7,802	631,884
IAC, Inc.(b)(c)	39,508	1,459,821
Scholastic Corp.	65,307	2,283,786
Shenandoah Telecommunications Co.(c)	83,892	995,798
Shutterstock, Inc.	48,065	954,090
TEGNA, Inc.	43,755	838,346
Versant Media Group, Inc.(b)	39,535	1,288,050
Ziff Davis, Inc.(b)(c)	43,197	1,650,989
		12,211,508
Consumer Discretionary-28.75%
Academy Sports & Outdoors, Inc.	18,380	1,011,084
Adient PLC(b)	113,132	2,353,146
Advance Auto Parts, Inc.(c)	26,405	1,267,704
American Axle & Manufacturing Holdings, Inc.(b)(c)	361,060	2,877,648
Asbury Automotive Group, Inc.(b)	9,184	2,153,740
Bloomin’ Brands, Inc.(c)	245,011	1,470,066
Caesars Entertainment, Inc.(b)(c)	58,107	1,202,815
CarMax, Inc.(b)(c)	63,283	2,818,625
Carter’s, Inc.	50,631	1,752,339
Century Communities, Inc.	37,331	2,351,106
Cracker Barrel Old Country Store, Inc.(c)	70,992	2,138,279
Dave & Buster’s Entertainment, Inc.(b)(c)	56,899	1,067,994
Dream Finders Homes, Inc., Class A(b)(c)	89,273	1,641,731
Ethan Allen Interiors, Inc.	23,739	544,335
Fox Factory Holding Corp.(b)	97,498	1,793,963
G-III Apparel Group Ltd.	86,010	2,524,394
Group 1 Automotive, Inc.	4,304	1,524,735
Kohl’s Corp.(c)	131,341	2,294,527
La-Z-Boy, Inc.	14,267	519,461
Leggett & Platt, Inc.	175,477	2,047,817
LGI Homes, Inc.(b)(c)	40,790	2,043,987
LKQ Corp.(c)	45,560	1,496,646
M/I Homes, Inc.(b)	6,680	893,116
MarineMax, Inc.(b)(c)	108,608	2,935,674
Marriott Vacations Worldwide Corp.(c)	36,649	1,990,407
Matthews International Corp., Class A	31,980	840,754
Meritage Homes Corp.	15,345	1,066,631
Mohawk Industries, Inc.(b)	13,550	1,604,049
Monro, Inc.(c)	81,370	1,523,246
Newell Brands, Inc.	763,208	3,243,634
Oxford Industries, Inc.(c)	55,396	2,041,343
PENN Entertainment, Inc.(b)(c)	99,113	1,272,611
Phinia, Inc.	15,830	1,126,621
Sally Beauty Holdings, Inc.(b)(c)	75,716	1,152,398
Sonic Automotive, Inc., Class A	24,115	1,445,935
Standard Motor Products, Inc.(c)	40,199	1,605,146
Tri Pointe Homes, Inc.(b)	39,002	1,300,717
Under Armour, Inc., Class A(b)(c)	255,884	1,578,804
Under Armour, Inc., Class C(b)(c)	159,618	968,881
Upbound Group, Inc.	100,985	1,908,617
Winnebago Industries, Inc.	61,707	2,832,968
		70,227,694
Consumer Staples-7.26%
Andersons, Inc. (The)	35,988	2,230,896
Central Garden & Pet Co.(b)(c)	4,799	162,350
Central Garden & Pet Co., Class A(b)	30,562	937,337
Edgewell Personal Care Co.(c)	159,281	3,099,608
Energizer Holdings, Inc.	29,217	637,807
	Shares	Value
Consumer Staples-(continued)
Fresh Del Monte Produce, Inc.	62,604	$2,482,875
Grocery Outlet Holding Corp.(b)(c)	219,825	2,094,932
TreeHouse Foods, Inc.(b)	75,537	1,861,232
United Natural Foods, Inc.(b)	53,275	1,983,428
Universal Corp.	39,794	2,251,943
		17,742,408
Energy-7.98%
Atlas Energy Solutions, Inc.(c)	98,963	1,154,898
Bristow Group, Inc.(b)	31,657	1,391,642
California Resources Corp.	12,241	654,893
Core Natural Resources, Inc.	7,333	699,422
Crescent Energy Co., Class A(c)	208,844	2,040,406
Helix Energy Solutions Group, Inc.(b)	243,180	1,930,849
Liberty Energy, Inc., Class A	35,577	876,973
Northern Oil and Gas, Inc.(c)	37,488	937,200
Patterson-UTI Energy, Inc.	341,639	2,572,542
Peabody Energy Corp.	35,373	1,247,252
RPC, Inc.(c)	177,681	1,181,579
SM Energy Co.(c)	96,162	1,872,274
Talos Energy, Inc.(b)	57,085	680,453
World Kinect Corp.(c)	83,533	2,247,873
		19,488,256
Financials-7.66%
Apollo Commercial Real Estate Finance, Inc.(c)	80,884	874,356
Arbor Realty Trust, Inc.(c)	108,084	832,247
Bread Financial Holdings, Inc.	11,712	849,588
Capitol Federal Financial, Inc.	96,540	702,811
Employers Holdings, Inc.(c)	26,736	1,166,224
Encore Capital Group, Inc.(b)(c)	10,430	575,736
First Financial Bancorp(c)	22,116	635,614
Franklin BSP Realty Trust, Inc.	94,438	968,934
Genworth Financial, Inc., Class A(b)	267,419	2,230,274
Hilltop Holdings, Inc.	17,998	674,025
Hope Bancorp, Inc.	84,070	1,007,159
Jackson Financial, Inc., Class A	13,014	1,547,625
KKR Real Estate Finance Trust, Inc.(c)	72,204	597,849
Lincoln National Corp.	54,978	2,287,635
Navient Corp.	64,771	635,403
PRA Group, Inc.(b)	52,535	671,923
PROG Holdings, Inc.	39,589	1,284,267
Provident Financial Services, Inc.	28,249	625,433
Stewart Information Services Corp.	8,044	542,407
		18,709,510
Health Care-6.05%
Acadia Healthcare Co., Inc.(b)(c)	175,977	2,365,131
AdaptHealth Corp.(b)	240,312	2,415,135
AMN Healthcare Services, Inc.(b)	87,953	1,873,399
Astrana Health, Inc.(b)(c)	71,104	1,616,905
Organon & Co.	222,149	1,897,152
Perrigo Co. PLC	179,784	2,554,731
Select Medical Holdings Corp.	136,720	2,057,636
		14,780,089
Industrials-19.56%
ABM Industries, Inc.	40,935	1,884,647
Allegiant Travel Co.(b)	7,387	654,710
Amentum Holdings, Inc.(b)	35,389	1,266,218
American Woodmark Corp.(b)	33,883	2,012,311
Apogee Enterprises, Inc.	22,894	850,054
ArcBest Corp.	28,658	2,585,525
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
Boise Cascade Co.	19,335	$1,562,461
CoreCivic, Inc.(b)	29,868	553,454
Deluxe Corp.	70,734	1,867,378
DNOW, Inc.(b)	76,659	1,164,450
Forward Air Corp.(b)(c)	25,026	697,725
GEO Group, Inc. (The)(b)(c)	36,042	575,951
Greenbrier Cos., Inc. (The)	46,181	2,328,446
Heartland Express, Inc.(c)	151,351	1,527,132
Hub Group, Inc., Class A	20,401	970,680
Insperity, Inc.	22,509	961,810
JetBlue Airways Corp.(b)(c)	452,190	2,202,165
ManpowerGroup, Inc.	102,900	3,738,357
Marten Transport Ltd.	63,960	786,708
MasterBrand, Inc.(b)(c)	137,975	1,672,257
Matson, Inc.	4,754	762,066
MillerKnoll, Inc.	156,089	3,134,267
Quanex Building Products Corp.(c)	113,611	2,126,798
Robert Half, Inc.	30,185	1,044,703
Rush Enterprises, Inc., Class A	14,485	929,792
RXO, Inc.(b)(c)	103,636	1,511,013
Schneider National, Inc., Class B	28,235	757,827
Sun Country Airlines Holdings, Inc.(b)	72,550	1,272,527
Titan International, Inc.(b)(c)	288,452	2,751,832
Vestis Corp.(c)	315,941	2,063,095
Werner Enterprises, Inc.	45,710	1,565,568
		47,781,927
Information Technology-6.42%
Alpha & Omega Semiconductor Ltd.(b)(c)	51,032	1,127,807
Benchmark Electronics, Inc.	16,135	841,279
Corsair Gaming, Inc.(b)(c)	190,757	972,861
DXC Technology Co.(b)	198,809	2,868,814
Ichor Holdings Ltd.(b)	75,915	2,303,261
Insight Enterprises, Inc.(b)	20,197	1,696,952
NCR Voyix Corp.(b)(c)	72,010	714,339
PC Connection, Inc.	16,132	948,723
ScanSource, Inc.(b)	58,334	2,507,778
Vishay Intertechnology, Inc.(c)	85,032	1,713,395
		15,695,209
Materials-7.51%
Chemours Co. (The)(c)	44,935	673,576
Eastman Chemical Co.	13,097	907,884
FMC Corp.(c)	120,724	1,907,439
Kaiser Aluminum Corp.	8,883	1,089,234
	Shares	Value
Materials-(continued)
Koppers Holdings, Inc.(c)	77,918	$2,295,464
Metallus, Inc.(b)(c)	65,578	1,308,281
Minerals Technologies, Inc.	11,709	769,984
O-I Glass, Inc.(b)	105,925	1,618,534
Stepan Co.	45,885	2,643,435
SunCoke Energy, Inc.(c)	407,585	3,203,618
Sylvamo Corp.	15,815	773,986
Worthington Steel, Inc.	28,784	1,157,980
		18,349,415
Real Estate-3.32%
Apple Hospitality REIT, Inc.	59,638	694,186
Cushman & Wakefield Ltd.(b)	87,286	1,434,982
Easterly Government Properties, Inc.(c)	36,171	846,040
eXp World Holdings, Inc.(c)	60,604	547,860
Innovative Industrial Properties, Inc.(c)	15,360	742,195
Pebblebrook Hotel Trust(c)	112,708	1,287,126
Safehold, Inc.	82,147	1,159,094
Summit Hotel Properties, Inc.	315,297	1,393,613
		8,105,096
Utilities-0.47%
Hawaiian Electric Industries, Inc.(b)(c)	75,704	1,159,785
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $235,181,836)		244,250,897
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-25.95%
Invesco Private Government Fund, 3.65%(d)(e)(f)	17,617,280	17,617,280
Invesco Private Prime Fund, 3.80%(d)(e)(f)	45,753,741	45,767,467
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $63,384,747)		63,384,747
TOTAL INVESTMENTS IN SECURITIES-125.93% (Cost $298,566,583)		307,635,644
OTHER ASSETS LESS LIABILITIES-(25.93)%		(63,339,181)
NET ASSETS-100.00%		$244,296,463

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
January 31, 2026
(Unaudited)

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$161,678	$5,808,654	$(5,970,332)	$-	$-	$-	$4,080
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,876,033	77,217,230	(75,475,983)	-	-	17,617,280	460,309 *
Invesco Private Prime Fund	41,336,856	167,073,158	(162,646,038)	2,546	945	45,767,467	1,235,924 *
Total	$57,374,567	$250,099,042	$(244,092,353)	$2,546	$945	$63,384,747	$1,700,313

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026, for each Fund (except for Invesco S&P 500® Pure Growth ETF and Invesco S&P 500® Top 50 ETF). As of January 31, 2026, all of the securities in Invesco S&P 500® Pure Growth ETF and Invesco S&P 500® Top 50 ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,689,595,010	$-	$-	$1,689,595,010
Money Market Funds	-	51,551,864	-	51,551,864
Total Investments	$1,689,595,010	$51,551,864	$-	$1,741,146,874
Invesco S&P MidCap 400® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$303,481,934	$-	$-	$303,481,934
Money Market Funds	192,288	31,534,513	-	31,726,801
Total Investments	$303,674,222	$31,534,513	$-	$335,208,735
Invesco S&P MidCap 400® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$310,406,678	$-	$-	$310,406,678
Money Market Funds	-	42,254,135	-	42,254,135
Total Investments	$310,406,678	$42,254,135	$-	$352,660,813
Invesco S&P SmallCap 600® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$109,542,945	$-	$0	$109,542,945
Money Market Funds	88,614	24,769,021	-	24,857,635
Total Investments	$109,631,559	$24,769,021	$0	$134,400,580
Invesco S&P SmallCap 600® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$244,250,897	$-	$-	$244,250,897
Money Market Funds	-	63,384,747	-	63,384,747
Total Investments	$244,250,897	$63,384,747	$-	$307,635,644